Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long Term Debt [Abstract]
Schedule Of Debt [Table Text Block]

		2012	2011
(a)	Piraeus Bank (ex CPB) reducing revolving credit facility	44,800	48,000
(a)	Piraeus Bank (ex CPB) term facility	93,982	98,000
(b)	Citibank loan facility	-	87,459
(c)	HSBC loan facility	-	24,867
(d)	DVB loan facility	31,872	48,397
(e)	UOB loan facility	37,995	39,680
	Total	208,649	346,403
	Less - current portion	(208,649)	(45,817)
	Long-term portion	-	300,586